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                      METLIFE INVESTORS INSURANCE COMPANY

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE

                       NAVIGATOR SELECT VARIABLE ANNUITY
                        CUSTOM SELECT VARIABLE ANNUITY
                             COVA VARIABLE ANNUITY
                        FIRSTAR SUMMIT VARIABLE ANNUITY
                       PREMIER ADVISOR VARIABLE ANNUITY
                        DESTINY SELECT VARIABLE ANNUITY
                           PREVAIL VARIABLE ANNUITY
                        COVA SERIES A VARIABLE ANNUITY

                      SUPPLEMENT DATED DECEMBER 29, 2006
                                      TO
                      THE PROSPECTUSES DATED MAY 1, 2006
               (PROSPECTUS DATED MAY 1, 2000 FOR COVA SERIES A)

                METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT FIVE

                       NAVIGATOR SELECT VARIABLE ANNUITY
                        CUSTOM SELECT VARIABLE ANNUITY
                             COVA VARIABLE ANNUITY
                       PREMIER ADVISOR VARIABLE ANNUITY
                        COVA SERIES A VARIABLE ANNUITY

                      SUPPLEMENT DATED DECEMBER 29, 2006
                                      TO
                    THE PROSPECTUSES DATED NOVEMBER 9, 2006

MetLife Investors Insurance Company (the "Company") has filed an application with the Securities and Exchange Commission ("SEC") requesting an order to allow the Company to remove certain investment portfolios ("Existing Funds") and substitute new investment portfolios ("Replacement Funds") as shown below. The Replacement Funds are portfolios of Met Investors Series Trust or Metropolitan Series Fund, Inc. To the extent that a Replacement Fund is not currently available as an investment portfolio under your Contract, such Replacement Fund will be added as an investment portfolio on or before the date of the substitution. Please retain this supplement and keep it with the prospectus for future reference.

To the extent required by law, approval of the proposed substitutions is being obtained from the state insurance regulators in certain jurisdictions.

The Company believes that the proposed substitutions are in the best interest of Contract Owners. In each case, the Replacement Fund will have at least similar investment objectives and policies as the Existing Fund. The Company will bear all expenses related to the substitutions, and they will have no tax consequences for you. The Company anticipates that, if such order is granted, the proposed substitutions will occur on or about May 1, 2007.

The proposed substitution and respective adviser and/or sub-adviser for all of the Contracts listed above are:

EXISTING FUND AND CURRENT ADVISER                                   REPLACEMENT FUND AND SUB-ADVISER

AIM Variable Insurance Funds - AIM V.I. Capital (right arrow) Met Investors Series Trust - Met/AIM Capital
Appreciation Fund (Series I)                                  Appreciation Portfolio (Class A)
A I M Advisors, Inc.                                          A I M Capital Management, Inc.

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The proposed substitution and respective adviser and/or sub-adviser for the
Navigator Select Variable Annuity, the Custom Select Variable Annuity and the Destiny Select Variable Annuity only are:

EXISTING FUND AND CURRENT ADVISER                                  REPLACEMENT FUND AND SUB-ADVISER

DWS Variable Series II - DWS Small Cap Growth (right arrow) Metropolitan Series Fund, Inc. - T. Rowe Price
VIP (Class A)                                               Small Cap Growth Portfolio (Class A)
Deutsche Investment Management Americas Inc.                T. Rowe Price Associates, Inc.

Please note that:

   . No action is required on your part at this time. You will not need to file a new election or take any immediate action if the SEC approves the substitutions.

   . The elections you have on file for allocating your Contract Value and Purchase Payments will be redirected to the Replacement Funds unless you change your elections and transfer your Contract Value before the substitutions take place.

   . You may transfer amounts in your Contract among the investment portfolios and the fixed option as usual. The substitutions will not be treated as transfers for purposes of the transfer provisions of your Contract, subject to the Company's restrictions on transfers to prevent or limit "market timing" and excessive trading activities by Contract Owners or agents of Contract Owners.

   . If you make one transfer from one of the above Existing Funds before the substitution, or from the Replacement Fund after the substitution, any transfer charge that might otherwise be imposed will be waived from the date of this Notice through the date that is 30 days after the substitution.

   . On the effective date of the substitutions, your Contract Value in the investment portfolios will be the same as before the substitutions. However, the number of units you receive in the Replacement Funds will be different from the number of units in your Existing Funds, due to the difference in unit values.

   .  There will be no tax consequences to you.

Following the substitutions, we will send you a prospectus for Met Investors Series Trust and/or Metropolitan Series Fund, Inc., as well as notice of the actual date of the substitutions and confirmation of transfers.

Please contact your registered representative if you have any questions.